Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001393434
Registrant Name	OCULAR THERAPEUTIX, INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES